Income Taxes (Schedule Of Components Of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Current: Federal	$ 3.9	$ 2.1	$ 3.6
Current: Foreign	9.1	10.1	6.3
Current: State and local	0.5	4.4	4.2
Total current tax expense	13.5	16.6	14.1
Deferred: Federal	41.4	(48.2)	(16.3)
Deferred: Foreign	(10.5)	(19.6)	11.6
Deferred: State and local	(7.1)	1.2	(3.8)
Total deferred tax expense	23.8	(66.6)	(8.5)
Income tax expense	37.3	(50.0)	5.6
SB/RH Holdings, LLC [Member]
Current: Federal	3.9	2.1	3.6
Current: Foreign	9.1	10.1	6.3
Current: State and local	0.5	4.4	4.2
Total current tax expense	13.5	16.6	14.1
Deferred: Federal	45.2	(37.7)	(16.3)
Deferred: Foreign	(10.5)	(19.6)	11.6
Deferred: State and local	(6.9)	1.7	(3.8)
Total deferred tax expense	27.8	(55.6)	(8.5)
Income tax expense	$ 41.3	$ (39.0)	$ 5.6